Summary of Significant Accounting Policies (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Voting power	50.00%
Translated	0.54	0.73
Company securities	10.00%
Contract liabilities (in Dollars)	$ 445,794		$ 39,958	$ 150,158
Operating segments	1
Statutory surplus reserve	12.00%	12.00%
Registered capital	50.00%
Statutory reserve (in Dollars)
VAT range rate	6.00%
Deposited at financial institutions (in Dollars)	$ 9,871		57,817
Contract cost	91,998
Deferred offering cost	$ 341,718		287,095
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory surplus reserve	10.00%
Registered capital	50.00%
Statutory reserve (in Dollars)	$ 0		$ 0
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rate		0.01	0.01
Macanese Pataca [Member]
Summary of Significant Accounting Policies [Line Items]
Translated	0.080118		0.080081
Average translation rate	0.080102	0.080512